UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                Washington D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]:  Amendment Number: [ ]
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Ameritas Life Insurance Corp

Address:           5900 O Street
                   Lincoln, NE 68510

13F File Number:   28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           William W. Lester
Title:          Senior Vice President, Investments & Treasurer
Phone:          (402) 467-6959

Signature, Place, and Date of Signing




/s/ William W. Lester    Lincoln, Nebraska  Date:  August 7, 2008

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.

[X]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No. 13F File Number       Name
28-6722                   Summit Investment Advisors, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.